Trade and other receivables (Details 3) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Abstract]
Receivables originated from divestments	€ 597	€ 171
Accounts receivable from
- joint venture partners in exploration and production	3,369	4,111
- prepayments for services	261	372
- insurance companies	157	147
- non-financial government entities	2	49
- factoring arrangements	28	81
- non-Italian oil entities for oil tax refunds	32	40
- other receivables	793	893
Other current receivables	4,642	5,693
Other receivables	€ 5,239	€ 5,864